Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax [Line Items]
Nondeductible executive compensation	$ 6,000,000	$ 14,000,000	$ 11,000,000
Limitations on deductibility of excess annual employee compensation as mandated by health insurance reforms	500,000	500,000	500,000
Net operating losses to carryforward related to prior acquisitions	134,000,000
Valuation allowances on net operating loss carryforwards related to prior acquisitions	77,000,000
Unrecognized deferred tax liabilities	$ 40,000,000